TAXES - (Loss) income before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXES
(Loss) income before income taxes, total	$ 14,087,287	$ 12,359,202	$ 14,521,868
Cayman Islands
TAXES
(Loss) income before income taxes, foreign		(15,080)
United States
TAXES
(Loss) income before income taxes, foreign	(1,908,434)
Hong Kong
TAXES
(Loss) income before income taxes, foreign	12,719	(733,151)	(2,731,396)
PRC
TAXES
(Loss) income before income taxes, domestic	$ 15,983,003	$ 13,107,433	$ 17,253,264